Employee Retirement Plans - Benefits Expected to be Paid (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 44
2014	45
2015	46
2016	47
2017	49
2018-2022	265
Non-Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	12
2014	12
2015	12
2016	12
2017	12
2018-2022	$ 58